SCHEDULE OF CHANGES IN NOTE DISCOUNTS (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 53,614	$ 53,614	$ 97,832
Note discounts in conjunction with extension of convertible note			65,230
accretion of note discounts		(247,380)	(109,448)
Note discounts issued in conjunction with debt		600,139
Note discounts as of September 30, 2022		406,373	53,614
Convertible notes payable, net, as of September 30, 2022		$ 1,515,443	$ 647,202	$ 518,668
Effective interest rate		13.00%
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	34,176	$ 34,176	$ 73,418
Note discounts in conjunction with extension of convertible note			41,580
accretion of note discounts	(20,620)	(31,100)	(80,822)
Note discounts issued in conjunction with debt
Note discounts as of September 30, 2022	13,556	3,076	34,176
Convertible notes payable, net, as of September 30, 2022	$ 443,824	$ 454,304	$ 423,204
Effective interest rate	7.00%	7.00%	11.00%
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 4,521	$ 4,521	$ 5,830
Note discounts in conjunction with extension of convertible note			5,500
accretion of note discounts	(2,727)	(4,113)	(6,809)
Note discounts issued in conjunction with debt
Note discounts as of September 30, 2022	1,794	408	4,521
Convertible notes payable, net, as of September 30, 2022	$ 58,706	$ 60,092	$ 55,979
Effective interest rate	7.00%	7.00%	11.00%
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 14,917	$ 14,917	$ 18,584
Note discounts in conjunction with extension of convertible note			18,150
accretion of note discounts	(9,000)	(13,575)	(21,817)
Note discounts issued in conjunction with debt
Note discounts as of September 30, 2022	5,917	1,342	14,917
Convertible notes payable, net, as of September 30, 2022	$ 177,019	$ 181,594	$ 168,019
Effective interest rate	7.00%	7.00%	12.00%
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(59,350)
Note discounts issued in conjunction with debt		113,418
Note discounts as of September 30, 2022		54,068
Convertible notes payable, net, as of September 30, 2022		$ 165,932
Effective interest rate		27.00%
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(19,019)
Note discounts issued in conjunction with debt		44,786
Note discounts as of September 30, 2022		25,767
Convertible notes payable, net, as of September 30, 2022		$ 84,233
Effective interest rate		17.00%
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(17,547)
Note discounts issued in conjunction with debt		44,787
Note discounts as of September 30, 2022		27,240
Convertible notes payable, net, as of September 30, 2022		$ 82,760
Effective interest rate		16.00%
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(7,556)
Note discounts issued in conjunction with debt		22,794
Note discounts as of September 30, 2022		15,238
Convertible notes payable, net, as of September 30, 2022		$ 39,762
Effective interest rate		14.00%
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(9,550)
Note discounts issued in conjunction with debt		34,861
Note discounts as of September 30, 2022		25,311
Convertible notes payable, net, as of September 30, 2022		$ 57,189
Effective interest rate		12.00%
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(35,360)
Note discounts issued in conjunction with debt		140,289
Note discounts as of September 30, 2022		104,929
Convertible notes payable, net, as of September 30, 2022		$ 236,071
Effective interest rate		10.00%
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(16,158)
Note discounts issued in conjunction with debt		64,104
Note discounts as of September 30, 2022		47,946
Convertible notes payable, net, as of September 30, 2022		$ 62,054
Effective interest rate		15.00%
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(15,720)
Note discounts issued in conjunction with debt		62,370
Note discounts as of September 30, 2022		46,650
Convertible notes payable, net, as of September 30, 2022		$ 35,850
Effective interest rate		19.00%
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts		(18,332)
Note discounts issued in conjunction with debt		72,730
Note discounts as of September 30, 2022		54,398
Convertible notes payable, net, as of September 30, 2022		$ 55,602
Effective interest rate		17.00%